Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Total equity excluding non-controlling interests [member]	Called up share capital and share premium [member] [1]	Other equity instruments [member]		Other reserves [member] [1]	Retained earnings [member]	Non-controlling interests [member] [2]
Equity, adjusted balance		£ 63,866		£ 61,755	£ 22,045	£ 8,941	[1]	£ 5,247	£ 25,522	£ 2,111
Beginning Balance, equity at Dec. 31, 2017		66,016		63,905	22,045	8,941	[1]	5,383	27,536	2,111
Effects of changes in accounting policies		(2,150)		(2,150)	0	0	[1]	(136)	(2,014)	0
Profit after tax	[3]	1,015		907	0	346	[1]	0	561	108
Currency translation movements		338	[4],[5]	338	0	0	[1]	338	0	0
Fair value through other comprehensive income reserve		(456)	[5]	(456)	0	0	[1]	(456)	0	0
Cash flow hedges		(509)	[4],[5]	(509)	0	0	[1]	(509)	0	0
Retirement benefit remeasurements		(54)	[4],[5]	(54)	0	0	[1]	0	(54)	0
Own credit		(73)	[4],[5]	(73)	0	0	[1]	(73)	0	0
Other		11	[5]	10	0	0	[1]	0	10	1
Total comprehensive income for the period		272		163	0	346	[1]	(700)	517	109
Issue of new ordinary shares		67		67	67	0	[1]	0	0	0
Issue of shares under employee share schemes		269		269	32	0	[1]	0	237	0
Other equity instruments coupons paid	[3]	(346)		(346)	0	(346)	[1]	0	0	0
Vesting of shares under employee share schemes		(499)		(499)	0	0	[1]	(15)	(484)	0
Dividends paid		(447)		(341)	0	0	[1]	0	(341)	(106)
Other movements		(14)		(13)	0	(3)	[1]	0	(10)	(1)
Ending Balance, equity at Jun. 30, 2018		63,168		61,055	22,144	8,938	[1]	4,532	25,441	2,113
Beginning Balance, equity at Dec. 31, 2017		66,016		63,905	22,045	8,941	[1]	5,383	27,536	2,111
Other movements						(1)
Ending Balance, equity at Dec. 31, 2018		63,779		62,556	4,311	9,632	[1]	5,153	43,460	1,223
Beginning Balance, equity at Jun. 30, 2018		63,168		61,055	22,144	8,938	[1]	4,532	25,441	2,113
Profit after tax	[6]	1,560		1,442	0	406	[1]	0	1,036	118
Currency translation movements		496		496	0	0	[1]	496	0	0
Fair value through other comprehensive income reserve		(30)		(30)	0	0	[1]	(30)	0	0
Cash flow hedges		8		8	0	0	[1]	8	0	0
Retirement benefit remeasurements		367		367	0	0	[1]	0	367	0
Own credit		131		131	0	0	[1]	131	0	0
Other		19		20	0	0	[1]	0	20	(1)
Total comprehensive income for the period		2,551		2,434	0	406	[1]	605	1,423	117
Issue of new ordinary shares		21		21	21	0	[1]	0	0	0
Issue of shares under employee share schemes		231		231	19	0	[1]	0	212	0
Capital reorganisation		0		0	(17,873)	0	[1]	0	17,873	0
Issue and exchange of other equity instruments		384		384	0	692	[1]	0	(308)	0
Other equity instruments coupons paid	[6]	(406)		(406)	0	(406)	[1]	0	0	0
Redemption of preference shares		(2,041)		(732)	0	0	[1]	0	(732)	(1,309)
Debt to equity reclassification		419		0	0	0	[1]	0	0	419
Vesting of shares under employee share schemes		1		1	0	0	[1]	16	(15)	0
Dividends paid		(547)		(427)	0	0	[1]	0	(427)	(120)
Other movements		(2)		(5)	0	2	[1]	0	(7)	3
Ending Balance, equity at Dec. 31, 2018		63,779		62,556	4,311	9,632	[1]	5,153	43,460	1,223
Profit after tax		2,469		2,435	0	363	[1]	0	2,072	34
Currency translation movements		177	[4],[5]	177	0	0	[1]	177	0	0
Fair value through other comprehensive income reserve		505	[5]	505	0	0	[1]	505	0	0
Cash flow hedges		528	[4],[5]	528	0	0	[1]	528	0	0
Retirement benefit remeasurements		(140)	[4],[5]	(140)	0	0	[1]	0	(140)	0
Own credit		44	[4],[5]	44	0	0	[1]	44	0	0
Other	[5]	0
Total comprehensive income for the period		3,583		3,549	0	363	[1]	1,254	1,932	34
Issue of new ordinary shares		159		159	159	0	[1]	0	0	0
Issue of shares under employee share schemes		265		265	24	0	[1]	0	241	0
Other equity instruments coupons paid		(363)		(363)	0	(363)	[1]	0	0	0
Vesting of shares under employee share schemes		(388)		(388)	0	0	[1]	(4)	(384)	0
Dividends paid		(718)		(684)	0	0	[1]	0	(684)	(34)
Other movements		(24)		(22)	0	(13)	[1]	0	(9)	(2)
Ending Balance, equity at Jun. 30, 2019		£ 68,797	[7]	£ 67,576	£ 4,494	£ 12,123	[1]	£ 6,403	£ 44,556	£ 1,221

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 72 to 74 .
[2]	Details of non-controlling interests are shown on page 60.
[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for H118 by £ 93 m. This change does not impact earnings per share o r return on average tangible shareholders’ equity. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56

[4]	For notes to the Financial Statements see pages 55 to 83
[5]	Reported net of tax
[6]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . This change does not impact earnings per share or return on average tangible shareholders’ equity. C omparatives have been restated, reducing the tax charge for H218 by £ 110 m. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56

[7]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings